Condensed consolidated statement of profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
Shipping income
Revenue	$ 263,062,000	$ 208,134,000
Gains on disposal of vessels/other tangible assets	33,591,000	10,568,000
Other operating income	7,636,000	4,673,000
Total shipping income	304,289,000	223,375,000
Operating expenses
Voyage expenses and commissions	(74,452,000)	(50,761,000)
Vessel operating expenses	(101,521,000)	(116,097,000)
Charter hire expenses	(4,456,000)	(4,283,000)
Loss on disposal of vessels/other tangible assets	(347,000)	0
Depreciation tangible assets	(106,068,000)	(171,181,000)
Depreciation intangible assets	(183,000)	(44,000)
General and administrative expenses	(23,171,000)	(16,582,000)
Total operating expenses	(310,198,000)	(358,948,000)
RESULT FROM OPERATING ACTIVITIES	(5,909,000)	(135,573,000)
Finance income	11,211,000	8,631,000
Finance expenses	(73,075,000)	(46,443,000)
Net finance expenses	(61,864,000)	(37,812,000)
Share of profit (loss) of equity accounted investees (net of income tax)	14,574,000	11,177,000
PROFIT (LOSS) BEFORE INCOME TAX	(53,199,000)	(162,208,000)
Income tax benefit (expense)	4,923,000	1,518,000
PROFIT (LOSS) FOR THE PERIOD	(48,276,000)	(160,690,000)
Attributable to:
Owners of the company	$ (48,275,904)	$ (160,689,698)
Basic earnings per share (in dollars per share)	$ (0.24)	$ (0.80)
Diluted earnings per share (in dollars per share)	$ (0.24)	$ (0.80)
Weighted average number of shares (basic) (in shares)	201,745,255	201,677,981
Weighted average number of shares (diluted) (in shares)	201,991,509	201,773,240

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.